................................
                                                .         OMB Approval         .
                                                ................................
                                                .OMB Number: 3235-0006         .
                                                .Expires:   December 31, 2009  .
                                                .Estimated average burden hours.
                                                .per response              22.6.
                                                ................................



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year of Quarter Ended: September 30, 2009

                 Check here if Amendment [ ]; Amendment Number:

                       This Amendment (Check only one.):
                          [  ] is a restatement.
                          [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                    Noonday Asset Management Asia Pte. Ltd.
                             250 North Bridge Road
                                   No. 31-01
                               Raffles City Tower
                                     179101
                                   Singapore

                    c/o Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                        San Francisco, California 94111

                        Form 13F File Number: 028-11716

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                              Authorized Signatory
                                 (415) 421-2132



                               /s/ Mark C. Wehrly
                           -------------------------
                           San Francisco, California
                               November 16, 2009



                                  Report Type:
                                   13F Notice



               List of Other Managers Reporting for this Manager:
                         Noonday Asset Management, L.P.
                         Form 13F File Number 028-11402